SEGMENT REPORTING (Schedule of Sales Data by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net Sales by Segment	$ 117,103	$ 129,420	$ 164,439
Net Sales by Segment (as a percent)	100.00%	100.00%	100.00%
CHINA [Member]
Segment Reporting Information [Line Items]
Net Sales by Segment	$ 9,490	$ 15,465	$ 6,945
Net Sales by Segment (as a percent)	8.00%	12.00%	4.00%
JAPAN [Member]
Segment Reporting Information [Line Items]
Net Sales by Segment	$ 57,483	$ 58,999	$ 93,203
Net Sales by Segment (as a percent)	49.00%	46.00%	57.00%
INDIA [Member]
Segment Reporting Information [Line Items]
Net Sales by Segment	$ 34,836	$ 37,424	$ 26,595
Net Sales by Segment (as a percent)	30.00%	29.00%	16.00%
TAIWAN [Member]
Segment Reporting Information [Line Items]
Net Sales by Segment	$ 7,904	$ 6,706	$ 13,332
Net Sales by Segment (as a percent)	7.00%	5.00%	8.00%
Other [Member]
Segment Reporting Information [Line Items]
Net Sales by Segment	$ 7,390	$ 10,826	$ 24,364
Net Sales by Segment (as a percent)	6.00%	8.00%	15.00%